Equity - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions						9 Months Ended
	Jun. 28, 2024 EUR (€)	Oct. 13, 2023 EUR (€) shares	Oct. 13, 2023 USD ($) $ / shares shares	Oct. 10, 2023 shares	Oct. 02, 2023 € / shares shares	Jun. 30, 2024 EUR (€) shares	Jun. 28, 2024 $ / shares shares	Sep. 30, 2023 shares	Jun. 30, 2023 shares	Sep. 30, 2022 shares
Disclosure Of Detailed Information About Equity [line items]
Underwriting commission fees						€ 19.8
Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Number of ordinary shares | shares		187,825,592	187,825,592		182,721,369	187,829,202		182,721,369	182,721,369	182,721,369
Ordinary Shares, Secondary Offering
Disclosure Of Detailed Information About Equity [line items]
Number of ordinary shares issued and sale | shares							14,000,000
Ordinary share price | $ / shares							$ 54
Costs incurred	€ 1.9
Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Number of ordinary shares issued and sale | shares		10,752,688	10,752,688
Initial public offering price | $ / shares			$ 46
Total proceeds from IPO | $			$ 473.6
Early repayment of borrowings		€ 100.0				€ 100.0
Description of no par value ordinary shares					Prior to the IPO, the Company completed a capital reorganization. On October 2, 2023, the Company converted its share capital, comprised of 182,721,369 ordinary shares of €1.00 each into 182,721,369 no par value ordinary shares.
Par value per share | € / shares					€ 1
Shares repurchased of ordinary shares | shares				5,648,465
Initial Public Offering
Disclosure Of Detailed Information About Equity [line items]
Underwriting commission fees		19.8
Deferred offering costs		€ 3.0
USD Term Loan | Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Early repayment of borrowings | $			$ 450.0